CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net Income / (loss)	$ (26,968,751)	$ 2,623,515	$ 15,307,658
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	15,135,897	15,135,897	15,135,897
Impairment loss	21,642,089	0	0
Amortization of intangibles	3,406,668	5,801,664	6,403,384
Amortization of financing costs	427,312	767,298	639,520
Share-based compensation	678,721	2,247,002	2,066,688
Unrealized loss on derivatives	(17,053)	59,049	0
Fair value change of warrants	(278,987)	(1,274,100)	0
Gain from debt extinguishment	0	(6,435,000)	0
Changes in assets and liabilities:
Trade receivables, net	26,741	(447,263)	130,493
Prepaid expenses and other receivables	258,038	(290,464)	(657,660)
Due from related parties	104,452	(367,948)	927,980
Inventories	(142,272)	817,659	(786,648)
Other assets	0	0	(1,297)
Trade accounts payable	(600,439)	867,133	(1,118,602)
Accrued expenses	(155,088)	79,398	259,209
Due to related parties	401,450	2,223	4,432
Deferred income	(705,166)	236,318	(113,550)
Net Cash from Operating Activities	13,213,612	19,822,381	38,197,504
Cash Flows from Investing Activities:
Decrease in restricted cash	0	2,000,000	0
Net Cash from Investing Activities	0	2,000,000	0
Cash Flows from Financing Activities:
Repayment of long-term debt	(11,700,000)	(38,165,000)	(22,700,000)
Repayment of long-term loan from a related party	0	0	(14,000,000)
Payment of financing costs	(30,681)	(75,000)	(180,400)
Proceeds from the issuance of common shares and warrants	0	10,759,475	20,055,000
Proceeds from the issuance of preferred shares	0	0	20,972,472
Payment of other offering costs	0	(226,390)	(575,899)
Redemption of preferred shares	0	0	(19,653,227)
Repurchase of common shares	(113,667)	0	0
Dividends paid on common shares	0	0	(12,979,572)
Dividends paid on preferred shares	(2,061,749)	(2,061,749)	(1,765,440)
Net Cash used in Financing Activities	(13,906,097)	(29,768,664)	(30,827,066)
Net increase / (decrease) in cash and cash equivalents	(692,485)	(7,946,283)	7,370,438
Cash and cash equivalents at the beginning of the year	6,565,607	14,511,890	7,141,452
Cash and cash equivalents at the end of the year	5,873,122	6,565,607	14,511,890
Supplemental disclosure of cash flow information
Cash paid during the year for interest	4,902,764	5,820,588	7,028,947
Non-cash Financing and Investing activities:
Dividends on preferred shares	515,437	515,437	515,437
Non-cash financing activities (represent offering costs and financing fees)	$ 0	$ 80,681	$ 103,980